Financial instruments - financial and other risks (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Fair Values and Carrying Values of Financial Assets
The fair values and carrying values of our financial instruments at December 31, 2019 and 2018, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2019		As of December 31, 2018
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$202,303	$202,303	$593,652	$593,652
Restricted cash (2)	12,293	12,293	12,285	12,285
Accounts receivable (3)	78,174	78,174	69,718	69,718
Investment in BWTS (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	49,094	49,094	42,973	42,973
Seller's credit on sale leaseback vessels (6)	9,624	9,624	9,087	9,087

Financial liabilities
Accounts payable (7)	$23,122	$23,122	$11,865	$11,865
Accrued expenses (7)	41,452	41,452	22,972	22,972
Secured bank loans (8)	1,001,087	1,001,087	1,066,452	1,066,452
Finance lease liability (9)	1,317,709	1,317,709	1,420,381	1,420,381
IFRS 16 - lease liability (10)	571,748	569,974	—	—
Senior Notes Due 2020 (11)	54,562	53,750	52,584	53,750
Senior Notes Due 2019 (11)	—	—	58,029	57,500
Convertible Notes due 2019 (12)	—	—	140,267	145,000
Convertible Notes due 2022 (12)	250,305	203,500	163,842	203,500

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
We consider the value of our minority interest in our BWTS supplier (as described in Note 9) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.

(5)
Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.

(6)
The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.

(7)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(8)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $8.8 million and $12.6 million of unamortized deferred financing fees as of December 31, 2019 and 2018, respectively.

(9)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. These amounts are shown net of $7.8 million and $9.5 million of unamortized deferred financing fees as of December 31, 2019 and 2018, respectively.

(10)
The carrying value of our lease obligations that are being accounted for under IFRS 16 are measured at present value of the minimum lease payments under each contract. These leases are mainly comprised of the leases acquired as part of the Trafigura Transaction. We consider that their carrying value approximates fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using the Company's incremental borrowing rate at December 31, 2019. Accordingly, we consider their fair value to be a Level 2 measurement.

(11)
The carrying value of our Senior Notes Due 2020 and 2019 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. The Senior Notes due 2019 were repaid in March 2019. The Senior Notes due 2020 are shown net of $0.1 million of unamortized deferred financing fees on our consolidated balance sheet as of December 31, 2019. Both issuances of notes are shown net of $0.5 million and $0.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2018. Our Senior Notes Due 2020 are quoted on the NYSE under the symbol 'SBNA'. We consider its fair value to be Level 1 measurement due to its quotation on an active exchange.

(12)
The carrying values of our Convertible Notes due 2019 and Convertible Notes due 2022 shown in the table above are their face value. The liability component of the Convertible Notes due 2022 has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2019. The equity component of the Convertible Notes due 2022 has been recorded within Additional paid-in capital on the consolidated balance sheet as of December 31, 2019. The Convertible Notes due 2019 were repaid in full upon their maturity in July 2019. These instruments are traded in inactive markets and are valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.

Fair Values and Carrying Values of Financial Liabilities
The fair values and carrying values of our financial instruments at December 31, 2019 and 2018, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2019		As of December 31, 2018
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$202,303	$202,303	$593,652	$593,652
Restricted cash (2)	12,293	12,293	12,285	12,285
Accounts receivable (3)	78,174	78,174	69,718	69,718
Investment in BWTS (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	49,094	49,094	42,973	42,973
Seller's credit on sale leaseback vessels (6)	9,624	9,624	9,087	9,087

Financial liabilities
Accounts payable (7)	$23,122	$23,122	$11,865	$11,865
Accrued expenses (7)	41,452	41,452	22,972	22,972
Secured bank loans (8)	1,001,087	1,001,087	1,066,452	1,066,452
Finance lease liability (9)	1,317,709	1,317,709	1,420,381	1,420,381
IFRS 16 - lease liability (10)	571,748	569,974	—	—
Senior Notes Due 2020 (11)	54,562	53,750	52,584	53,750
Senior Notes Due 2019 (11)	—	—	58,029	57,500
Convertible Notes due 2019 (12)	—	—	140,267	145,000
Convertible Notes due 2022 (12)	250,305	203,500	163,842	203,500

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
We consider the value of our minority interest in our BWTS supplier (as described in Note 9) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.

(5)
Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.

(6)
The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.

(7)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(8)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $8.8 million and $12.6 million of unamortized deferred financing fees as of December 31, 2019 and 2018, respectively.

(9)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. These amounts are shown net of $7.8 million and $9.5 million of unamortized deferred financing fees as of December 31, 2019 and 2018, respectively.

(10)
The carrying value of our lease obligations that are being accounted for under IFRS 16 are measured at present value of the minimum lease payments under each contract. These leases are mainly comprised of the leases acquired as part of the Trafigura Transaction. We consider that their carrying value approximates fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using the Company's incremental borrowing rate at December 31, 2019. Accordingly, we consider their fair value to be a Level 2 measurement.

(11)
The carrying value of our Senior Notes Due 2020 and 2019 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. The Senior Notes due 2019 were repaid in March 2019. The Senior Notes due 2020 are shown net of $0.1 million of unamortized deferred financing fees on our consolidated balance sheet as of December 31, 2019. Both issuances of notes are shown net of $0.5 million and $0.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2018. Our Senior Notes Due 2020 are quoted on the NYSE under the symbol 'SBNA'. We consider its fair value to be Level 1 measurement due to its quotation on an active exchange.

(12)
The carrying values of our Convertible Notes due 2019 and Convertible Notes due 2022 shown in the table above are their face value. The liability component of the Convertible Notes due 2022 has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2019. The equity component of the Convertible Notes due 2022 has been recorded within Additional paid-in capital on the consolidated balance sheet as of December 31, 2019. The Convertible Notes due 2019 were repaid in full upon their maturity in July 2019. These instruments are traded in inactive markets and are valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.

Schedule of Contractual Maturity of Secured and Unsecured Credit Facilities
The following table details our remaining contractual maturity for our secured and unsecured credit facilities, lease financing and IFRS-16 lease liabilities. The amounts represent the future undiscounted cash flows of the financial liability based on the earliest date on which we can be required to pay. The table includes both interest and principal cash flows.
As the interest cash flows are not fixed, the interest amount included has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.

	As of December 31,
In thousands of U.S. dollars	2019	2018
Less than 1 month	$31,501	$18,994
1-3 months	93,139	140,710
3 months to 1 year	462,365	419,070
1-3 years	1,187,553	1,049,739
3-5 years	919,044	1,095,717
5+ years	1,114,328	910,050
Total	$3,807,930	$3,634,280